PROPERTY PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
PROPERTY PLANT AND EQUIPMENT

NOTE 5 – PROPERTY PLANT AND EQUIPMENT

Fixed assets are measured at cost less scheduled straight-line depreciation. The specific useful life was based on those used uniformly at the parent company.

Depreciation of the computer hardware listed as office equipment is distributed over a period of three to five years. The depreciation period for other office equipment is three to ten years. Office furnishings are depreciated over a period of eight to ten years.

	December 31, 2011			March 31, 2011
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Amortization	Value	Cost	Amortization	Value
	$	$	$	$	$	$
Equipment	5,747,500	3,613,532	2,133,968	4,857,380	4,558,883	298,497

Note 10          PROPERTY PLANT AND EQUIPMENT

Fixed assets are measured at cost less scheduled straight-line depreciation. The specific useful life was based on those used uniformly at the parent company.

Depreciation of the computer hardware listed as office equipment is distributed over a period of three to five years. The depreciation period for other office equipment is three to ten years. Office furnishings are depreciated over a period of eight to ten years.

	KUSD 3.31.11			KUSD 3.31.10
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value

Equipment	4,494	4,196	298	4,538	4,262	276